Schedule of Activity Related to RSU Stock-Based Payment Awards (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares opening balance	823,332	227,013,000
Weighted Average Grant Date Fair Value, beginning balance	$ 13.77	$ 73.35
Number of Shares Granted		954,931,000
Weighted Average Grant Date Fair Value, Granted		$ 6.29
Number of Shares Released	(395,996)	(83,759,000)
Weighted Average Grant Date Fair Value, Released	$ 11.50	$ 65.05
Number of Shares Forfeited	(99,977)	(274,853,000)
Weighted Average Grant Date Fair Value, Forfeited	$ 13.24	$ 21.37
Number of Shares ending balance	327,359	823,332
Weighted Average Grant Date Fair Value, ending balance	$ 16.68	$ 13.77